Property, Equipment, Assets Held for Sale, Operating Leases, and Sale-Leaseback Transactions 10-K (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 04, 2012		Nov. 29, 2011	Dec. 04, 2012		Nov. 29, 2011	Jun. 05, 2012		May 31, 2011		Jun. 01, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,487,482			$ 1,487,482			$ 1,558,627		$ 1,597,447
Less accumulated depreciation	576,584			576,584			592,022		566,296
Property and equipment, net	910,898			910,898			966,605		1,031,151
Assets held for sale	4,178			4,178			4,713		1,340
Carrying values of assets disposed	1,600		1,500	1,600		1,500	5,300		6,500		4,500
Net (loss) gain on sale on disposal of assets	500			500		100	800		100		1,000
Proceeds from disposal of assets							6,000		6,600		5,400
Number of restaurants acquired									109
Property and equipment of restaurants acquired									137,100
Operating Leases [Abstract]
Percentage of restaurants located on leased properties (in hundredths)	55.00%			55.00%			52.00%
Number of company owned restaurants	742			742			714
Percentage of restaurants located on leased land (in hundredths)	66.00%			66.00%			65.00%
Percentage of restaurants located on leased land and building (in hundredths)	34.00%			34.00%			35.00%
Expiration of operating leases				24 years			P24Y
Future minimum lease payments required under operating leases [Abstract]
2013							45,873
2014							42,255
2015							38,239
2016							33,822
2017							30,328
Subsequent years							170,096
Total minimum lease payments							360,613
Future minimum sub-lease payments contractually due from franchisees and others [Abstract]
2013							500
2014							326
2015							242
2016							166
2017							93
Subsequent years							172
Total minimum sub-lease payments							1,499
Minimum and contingent rent expense and sublease rental income under operating leases [Abstract]
Minimum rent							48,420		43,841		43,474
Contingent rent							822		741		424
Rent expense, gross							49,242		44,582		43,898
Sublease rental income							(416)		(1,217)		(3,218)
Rent expense, net							48,826		43,365		40,680
Operating Leases, Rent Income Expense Relating to Lease Reserves							3,700		(400)		1,800
Sale-Leaseback Transactions [Abstract]
Sale Leaseback Transaction Number of restaurants	5			14
Sale-leaseback transaction, gross proceeds	11,700			32,000
Sale-leaseback transaction costs	600			1,600
Sale-leaseback transaction, renewal terms				20 years
Ruby Tuesday Concept Restaurant Group [Member]
Sale-Leaseback Transactions [Abstract]
Sale Leaseback Transaction Number of restaurants							10
Sale-leaseback transaction, gross proceeds							22,200
Sale-leaseback transaction costs							1,100
Sale-leaseback transaction, carrying value							16,500
Sale leaseback transaction, lease term							15 years
Sale-leaseback transaction, renewal terms							20 years
Sale-leaseback transaction, deferred gain							4,600
Franchisees [Member]
Future minimum sub-lease payments contractually due from franchisees and others [Abstract]
2013							357
2014							201
2015							117
2016							93
2017							93
Subsequent years							172
Total minimum sub-lease payments							1,033
Others [Member]
Future minimum sub-lease payments contractually due from franchisees and others [Abstract]
2013							143
2014							125
2015							125
2016							73
2017							0
Subsequent years							0
Total minimum sub-lease payments							466
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	235,522			235,522			244,498		256,761
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	468,474			468,474			494,537		512,177
Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	408,436			408,436			421,143		427,169
Restaurant Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	255,228			255,228			276,576		279,319
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	90,916			90,916			95,400		93,944
Construction in Progress and Other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	28,906	[1]		28,906	[1]		26,473	[1]	28,077	[2]
Assets held for sale, noncurrent							$ 21,800		$ 23,300

[1]	Included in Construction in progress and other as of December 4, 2012 and June 5, 2012 are $19.1 million and $21.8 million, respectively, of assets held for sale that are not classified as such in the Condensed Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.
[2]	Included in Construction in progress and other as of June 5, 2012 and May 31, 2011 are $21.8 million and $23.3 million, respectively, of assets held for sale that are not classified as such in the Consolidated Balance Sheets as we do not expect to sell these assets within the next 12 months. These assets primarily consist of parcels of land upon which we have no intention to build restaurants.